ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
Reconciliation of beginning and ending amount of unrecognized tax benefits [Roll Forward]
Gross unrecognized tax benefits beginning of year	$ 1,837,000	$ 1,253,000	$ 10,110,000
Increase in tax positions for prior years	1,000	225,000	0
Increase in tax positions for current year	68,000	391,000	260,000
Settlements with taxing authorities	(137,000)	0	(8,690,000)
Lapse in statute of limitations	(238,000)	(32,000)	(427,000)
Gross unrecognized tax benefits end of year	1,531,000	1,837,000	1,253,000
Income tax penalties and interest accrued	$ 200,000	$ 300,000	$ 200,000